INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2022
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of investment property balances for the years ended December 31, 2022 and 2021:

	Year ended Dec. 31, 2022			Year ended Dec. 31, 2021
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of year	$62,313	$2,300	$64,613	$70,294	$2,316	$72,610
Changes resulting from:
Property acquisitions	760	—	760	491	80	571
Capital expenditures	870	428	1,298	796	758	1,554
Property dispositions(1)	(307)	(1)	(308)	(1,299)	(351)	(1,650)
Fair value (losses) gains, net	(1,122)	64	(1,058)	1,791	171	1,962
Foreign currency translation	(1,528)	(149)	(1,677)	(558)	(37)	(595)
Transfers between commercial properties and commercial developments	387	(387)	—	635	(635)	—
Impact of deconsolidation due to loss of control(2)	(575)	—	(575)	—	—	—
Manager Reorganization(3)	6,321	758	7,079	—	—	—
Reclassifications of assets held for sale and other changes	(1,052)	(495)	(1,547)	(9,837)	(2)	(9,839)
Balance, end of year(4)	$66,067	$2,518	$68,585	$62,313	$2,300	$64,613
(1)Property dispositions represent the carrying value on date of sale.
(2)The partnership deconsolidated its investment in a subsidiary as a result of the dilution of its interest. Prior to the transaction, the partnership's interest was consolidated and is now reflected as a financial asset.
(3)See Note 32, Related Parties for further information on the Manager Reorganization.
(4)Includes right-of-use commercial properties and commercial developments of $1,045 million and $127 million, respectively, as of December 31, 2022 (2021 - $557 million and $24 million, respectively). Current lease liabilities of $122 million (2021 - $118 million) has been included in accounts payable and other liabilities and non-current lease liabilities of $810 million (2021 - $558 million) have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Dec. 31, 2022			Dec. 31, 2021
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)	Discount rate	Terminal capitalization rate	Investment horizon (yrs.)
Core Office	Discounted cash flow	6.8%	5.4%	11	6.5%	5.3%	11
Core Retail	Discounted cash flow	7.2%	5.3%	10	7.0%	5.3%	10
LP Investment(1)	Discounted cash flow	9.1%	6.3%	8	9.4%	7.0%	8
(1) The valuation method used to value multifamily and manufactured housing properties is the direct capitalization method. At December 31, 2022, the overall implied capitalization rate used for properties using the direct capitalization method was 4.3% (December 31, 2021 - 4.3%).
The following table presents the valuation techniques and inputs of the partnership’s Level 2 assets and liabilities:

Type of asset/liability	Valuation technique
Foreign currency forward contracts	Discounted cash flow model - forward exchange rates (from observable forward exchange rates at the end of the reporting period) and discounted at a credit adjusted rate
Interest rate contracts	Discounted cash flow model - forward interest rates (from observable yield curves) and applicable credit spreads discounted at a credit adjusted rate

The table below presents the valuation techniques and inputs of Level 3 assets:

Type of asset/liability	Valuation techniques	Significant unobservable input(s)	Relationship of unobservable input(s) to fair value
Securities - FVTPL/FVTOCI	Net asset valuation	(a) Forward exchange rates (from observable forward exchange rates at the end of the reporting period) (b) Discount rate	(a) Increases (decreases) in the forward exchange rate would increase (decrease) fair value (b) Decreases (increases) in the discount rate would increase (decrease) fair value

Schedule of investment properties measured at fair value
The following table presents the partnership’s investment properties measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above in Note 2(i), Summary of Significant Accounting Policies, Fair value measurement.

	Dec. 31, 2022				Dec. 31, 2021
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Core Office	$—	$—	$22,129	$1,355	$—	$—	$24,644	$1,023
Core Retail	—	—	19,438	106	—	—	18,991	—
LP Investments	—	—	24,500	1,057	—	—	18,678	1,277
Total	$—	$—	$66,067	$2,518	$—	$—	$62,313	$2,300
(1)Represents excess land held for capital appreciation rather than an operating hotel asset.
The following table outlines financial assets and liabilities measured at fair value in the financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Dec. 31, 2022				Dec. 31, 2021
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities designated as FVTPL	10	305	2,208	2,523	17	218	1,965	2,200
Securities designated as FVTOCI	36	—	69	105	13	—	95	108
Derivative assets	—	294	—	294	—	144	—	144
Total financial assets	$46	$599	$2,277	$2,922	$30	$362	$2,060	$2,452

Financial liabilities
Capital securities - fund subsidiaries	$—	$—	$577	$577	$—	$—	$859	$859
Derivative liabilities	—	538	—	538	—	498	—	498
Total financial liabilities	$—	$538	$577	$1,115	$—	$498	$859	$1,357
The following table presents the change in the balance of financial assets and financial liabilities classified as Level 3 as of December 31, 2022 and 2021:

	Dec. 31, 2022		Dec. 31, 2021
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of year	$2,060	$859	$1,682	$863
Additions	353	—	553	—
Dispositions	(222)	—	(88)	—
Fair value (losses) gains, net and OCI	86	(292)	366	2
Other	—	10	(453)	(6)
Balance, end of year	$2,277	$577	$2,060	$859

Schedule of sensitivity analysis
The following table presents a sensitivity analysis to the impact of a 25 basis point (“bps”) increase of the discount rate and terminal capitalization or overall implied capitalization rate (“ICR”) on fair values of the partnership’s commercial properties for the year ended December 31, 2022, for properties valued using the discounted cash flow or direct capitalization method, respectively:

	Dec. 31, 2022
(US$ Millions)	Impact of +25bps DR	Impact of +25bps TCR	Impact of +25bps DR and +25bps TCR or +25bps ICR
Core Office	$487	$732	$1,199
Core Retail	384	643	1,012
LP Investments(1)	757	605	1,357
Total	$1,628	$1,980	$3,568
(1)The valuation method used to value multifamily, student housing, and manufactured housing properties is the direct capitalization method. The impact of the sensitivity analysis on the discount rate includes properties valued using the DCF method as well as properties valued using an overall implied capitalization rate under the direct capitalization method.